Investment Objectives and Goals - SIMT MULTI-ASSET CAPITAL STABILITY FUND	Sep. 30, 2023
Class F Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Asset Capital Stability Fund
Class Y Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Asset Capital Stability Fund